EXIT AND DISPOSAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
EXIT AND DISPOSAL ACTIVITIES
EXIT AND DISPOSAL ACTIVITIES

3. EXIT AND DISPOSAL ACTIVITIES

Relocation of polysilicon operations to Xinjiang

Starting 2013, the Group commenced a plan to expand the capacity at the Xinjiang plant and relocate significant production assets, with a carrying value of $144.7 million, from Chongqing Daqo to its Xinjiang plant and implemented a series of relocation process since then.

In the year ended December 31, 2017, the Group relocated machinery and equipment of $0.2 million from Chongqing to its Xinjiang plant for technology improvement. After a comprehensive analysis of the expansion projects and comparability of the remained machinery and equipment, the Group identified assets of $3.0 million that were not transferrable and could not be reutilized by Xinjiang expansion project in 2017. Accordingly, an impairment charge of $3.0 million was recognized during the year. During the year ended December 31, 2017, an additional $0.2 million relocation cost was incurred, which was recorded in selling, general and administrative expenses.

In the year ended December 31, 2018, the Group has continuously assessed the remaining polysilicon assets with a carrying value of $11.5 million in Chongqing and considering the remaining assets became no longer practicable in 2018, and the Group fully impaired the remaining assets.

Discontinued operations

In September 2018, the Group made a strategic decision to discontinue its Chongqing business subsidiary, including its solar wafer manufacturing operations, to accommodate the increasingly challenging market conditions. Accordingly, the Company recorded impairment losses of $7.3 million for the machinery and equipment related to the discontinued wafer manufacturing operations in 2018. The remaining long-lived assets located in Chongqing including property, plant and equipment of $57.8 million and prepaid land use rights of $1.7 million were considered held for sale as of December 31, 2018. As described earlier, the Group gradually transferred and reutilized significant polysilicon productions assets to Xinjiang plant since 2013. Chongqing Daqo and Xinjiang Daqo entered into long-term lease contract for the machinery and equipment relocated. Considering these assets will continuously and steadily operate along with existing polysilicon facility in Xinjiang plant, the Group decided to record these assets as continuing operations in financial statements as of December 31, 2019, which amounted to $43.1 million.

During the year ended December 31, 2019, following a comprehensive analysis, the Group suspended its plan to sell the idle wafer plant and land use right, instead the Group decided to rent out the idle wafer plant and land in the next 5 years and then sell these assets as appropriate. Accordingly, the Group recorded these assets, amounted to $6.7 million and the related $0.2 million depreciation and amortization expenses, as continuing operations in financial statements. Retrospective adjustments to the historical statements are made to provide a consistent basis of comparison for the financial results.

The discontinuation of the solar wafer manufacturing operations represents a strategic shift and has a major effect on the Group's result of operations. Accordingly, assets and liabilities related to the discontinued Chongqing subsidiary have been reclassified as assets and liabilities associated with discontinued operations, while results of operations and cash flows related to the Chongqing subsidiary were reported as income (loss) and cash flows from discontinued operations, including comparatives in the accompanying consolidated financial statements for all periods presented.

Assets and liabilities of the discontinued operations

	December 31,
	2018	2019
ASSETS:
Cash and cash equivalents	$982,019	$845,199
Restricted cash	109,171	—
Notes receivable	1,524,747	64,629
Prepaid expenses and other current assets	23,889	15,341
Advances to suppliers	6,132	488
Amount due from related parties	2,367,657	—
Total current assets associated with discontinued operations	$5,013,615	$925,657
Long-lived assets held-for-sale	52,491,206	216,698
Total non-current assets associated with discontinued operations	$52,491,206	$216,698

LIABILITIES:
Short-term bank borrowings, including current portion of long-term bank borrowings	$10,176,600	$—
Accounts payable	685,569	541,696
Notes payable	109,171	—
Advances from customers	—	2,046
Payables for purchases of property, plant and equipment	1,074,155	359,119
Accrued expenses and other current liabilities	1,315,848	73,129
Amount due to related parties	5,314,587	187,882
Total current liabilities associated with discontinued operations	$18,675,930	$1,163,872
Deferred government subsidies	723,035	—
Total non-current liabilities associated with discontinued operations	$723,035	$—

Results of the discontinued operations

	Year ended December 31,
	2017	2018	2019

Revenues	$29,652,458	$7,112,528	$—
Cost of revenues	(29,960,870)	(9,510,064)	—
Gross loss	(308,412)	(2,397,536)	—
Operating (expenses) income:
Selling, general and administrative expenses	(1,621,977)	(2,723,335)	(147,057)
Research and development expenses	(204,658)	(608)	—
Long-lived assets impairment	(2,987,668)	(18,769,938)	—
Other operating income, net	3,019,556	1,928,362	1,485,183
Total operating income (expenses)	(1,794,747)	(19,565,519)	1,338,126
(Loss) income from operations	(2,103,159)	(21,963,055)	1,338,126
Interest expense	(1,743,124)	(1,074,251)	(78,728)
Interest income	22,716	22,794	1,391
Exchange gain (loss)	2,308	(17,669)	1
(Loss) income from discontinued operations, net of tax of nil	$(3,821,259)	$(23,032,181)	$1,260,790

All notes to the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.

Condensed cash flow of the discontinued operations

	Year ended December 31,
	2017	2018	2019

Net cash provided by operating activities	$5,048,042	$17,994,548	$1,010,130
Net cash (used in) provided by investing activities	(3,752,066)	616,988	1,456,521
Net cash used in financing activities	(8,742,573)	(16,778,925)	(2,650,931)